Finance Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of expenses [text block] [Abstract]
FINANCE EXPENSES
21.	FINANCE EXPENSES

	2020	2019	2018
Interest and acretion on convertible debentures	1,744,120	693,712	643,961
Interest expense on long term debt	11,107	15,413	8,230
Interest on bank loans from factoring	18,532	235,732	90,501
Other interest and bank charges	(3,819)	15,999	10,565
Gain on conversion of debenture	(16,712)	-	-
Interest earned on director’s loan	(23,000)	(10,000)	-
Interest expenses on lease obligations	14,045	11,406	-
Total	1,744,273	962,262	753,257